Employee benefits - Defined Benefit Obligation Sensitivity Analysis (Details) - Discount rate € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Effect on the post-employment benefit obligation with a 1% increase	€ (42.3)
Effect on the post-employment benefit obligation with a 1% decrease	€ 55.8